Notes Receivable	12 Months Ended
Dec. 31, 2016
Disclosure Text Block [Abstract]
Notes Receivable
NOTE 19 — NOTES RECEIVABLE
On July 15, 2016, the Company entered into a charter restructuring agreement for the reduction of the hire rate for five Container vessels chartered out to Hyundai Merchant Marine Co. (“HMM”) which resulted in a decrease in cash charter hire to be received of approximately $38,461. More specifically, the reduction of the hire rate will be applied as follows:
•      With effect from (and including) July 18, 2016 until (and including) December 31, 2019, hire rate shall be reduced to $24,400 per day pro rata.
•      With effect from (and including) January 1, 2020, hire rate shall be restored to the rate of $30,500 per day pro rata until redelivery.
In exchange for the reduction of the hire rate, the Company received (i) $7,692 on principal amount of senior, unsecured notes, amortizing subject to available cash flows, accruing interest at 3% per annum payable on maturity in July 2024 and (ii) 3,657 freely tradable securities of HMM (publicly traded at the Stock Market Division of the Korean Exchange).

On July 18, 2016, the Company recognized the fair value of the HMM securities totaling $40,277 and also recognized the fair value of the senior unsecured notes totaling $5,932. The total fair value of the non-cash compensation received was recognized as deferred revenue, which will be amortized over the remaining duration of the each time charter. For the year ended December 31, 2016, the Company recorded an amount of $5,537 of deferred revenue amortization in the consolidated Statement of Operations under line “Time charter and voyage revenues”.
As of December 31, 2016, the outstanding balances of the current and non-current portion of deferred revenue in relation to HMM amounted to $12,102 and $28,571, respectively.
During August 2016, the Company sold all the shares for net proceeds on sale of $20,842 resulting in a loss on sale of $19,435, which was recorded under “Loss on sale of securities” in the consolidated Statements of Operations for the year ended December 31, 2016 and the proceeds were classified as investing activities in the consolidated Statements of Cash Flows for the year ended December 31, 2016. The Company recognized non-cash interest income and discount unwinding totaling to $180 for these instruments under “Interest income” in the consolidated Statements of Operations for the year ended December 31, 2016.